Summary of Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions and Investment Income
Investment Transactions and Investment Income
The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Employee Benefits Investment Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians and insurance company. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend
date. Interest income is recorded on the accrual basis as earned.
Waters Corporation common stock is traded on a national securities exchange and is valued at the last reported sales price on the last business day of the year. The common stock was valued at $379.83 and $370.98 per share at December 31, 2025 and 2024, respectively.
Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions	Contributions Employer and participant contributions are recorded in the period in which payroll deductions are made from the participant’s compensation.
Benefit Payments	Benefit Payments Benefit distributions are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments, the Plan administrator will deem the participant loan to be a distribution in accordance with applicable legal requirements, and the participant’s account balance will be reduced at the earliest permitted date as outlined in the Plan document.

Use of Estimates
Use of Estimates
The preparation of the Plan’s financial statements in conformity with U.S. GAAP requires the Plan administrator to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and, when applicable, disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan provides for various investment options in any combination of stocks, bonds, fixed income securities, mutual funds and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.